Prepayment and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Sep. 30, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Advance to the suppliers	$ 2,262	[1]	$ 1,873	[1]
Prepaid expenses	1,418		1,034
Current portion of receivables related to ITAT program			285	[2]
Funds receivable	339	[3]	285	[3]
Deposits	15		11
Others	603		599
Prepayment and other current assets, net	$ 4,637		$ 4,087

[1]	Advance to the suppliers represents interest-free cash deposits paid to suppliers for future purchase of raw materials and finished goods. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and is monitored on a regular basis by management. A charge to cost of sales will be recorded in the period in which a loss is incurred. To date, the Group has not experienced any loss of advances to suppliers.
[2]	Current portion of receivables represent the current portion of prepaid service fee for obtaining government authorization to provide the ITAT program, an information technique application training program, for ten years, starting from 2010. The group amortized such prepayment on a straight-line basis. In 2013, the Group ceased a series of cooperation on ITAT program. Based on the termination agreement signed in July 2013, the remaining unamortized prepaid service fee will be repaid within next 48 months. Accordingly, as of September 30, 2013, US$285 and US$171 were recorded as current portion and non-current portion of receivables, respectively, due from the government agency. During three months ended December 31, 2013, both the current and non-current portion of receivables due from the government agency were received by the Group.
[3]	Funds receivable arise due to the time taken to clear customers' payment transactions through external payment networks. When customers remit fees to the Group via external payment networks using their bank account or credit card, there is a clearing period before the cash is received by the Group which usually takes one to three business days. These fees are recorded as a receivable until the cash is received.